                                                                JOHN M. RICHARDS
                                                                SENIOR COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                  March 8, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  Security Equity Separate Account Twenty-Six
         File No. 811-08888

Commissioners:

The Annual Reports dated December 31, 2010 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                             Sincerely,


                                             /s/ JOHN M. RICHARDS
                                             -----------------------------------
                                             John M. Richards
                                             Senior Counsel
                                             Metropolitan Life Insurance Company